Merger with REIT II Merger with REIT II - Consideration Given (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 29, 2021 $ / shares	Mar. 31, 2021 property	May 06, 2020 $ / shares	May 08, 2019 $ / shares	Nov. 16, 2018 USD ($) $ / shares
Noncash or Part Noncash Acquisitions [Line Items]
Number of real estate properties | property			283				278
Business acquisition, derecognized of contract value										$ 30,400
Fair value of assumed debt			$ 0	$ 0	$ 464,462
Share Price | $ / shares						$ 10.55		$ 8.75	$ 11.10	$ 11.05
REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Number of real estate properties										86
Fair value of PECO common stock issued	$ 1,054,745
Stock Issued During Period, Shares, Purchase of Assets | shares	95.5
Business acquisition, derecognized of contract value										$ 30,428
Transaction costs		$ 11,587
Total consideration and debt activity		1,918,668
Fair value of assumed debt	$ 464,462
Total consideration		$ 1,454,206
Share exchange ratio for asset acquisition	2.04
Business acquisition, share price | $ / shares										$ 22.54
Business acquisition percentage of voting interests retained by acquirer	71.00%
REIT II | REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Business combination, post-transaction acquiree ownership percentage										29.00%
Corporate Debt | REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of debt	$ 719,181
Mortgages and Note Payable
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of assumed debt			$ 102,300
Mortgages and Note Payable | REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of debt	$ 102,727